CRYPTOCURRENCIES - Rollforward (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2021 shares
Quantity
Beginning of the year	¥ 66,341,653	$ 9,618,636	¥ 86,118,349	$ 13,513,848
Receipt of from Cryptocurrency mining			10,170,837
Purchase of cryptocurrencies by cash			6,315,981
Additions from exchange of other cryptocurrencies	149,729,252		68,582,140
Interest income	131,249		15,243
Proceeds from disposal of mining machines	3,914,910		2,644,929
Proceeds from disposal of subsidiaries	4,815,622		1,110,927
Payment for operating activities	(153,167,096)		(88,020,821)
Sale of cryptocurrencies for cash	(70,539,071)		(5,637,172)
Sale of cryptocurrencies for other cryptocurrencies	(149,023,773)		(65,523,579)
Exchange gain or loss for RMB/USD translation	335,029		(105,939)
Realized gain on sale/exchange cryptocurrencies	42,835,930		10,864,747
Less: Impairment of cryptocurrencies			¥ (58,624,256)
Impairment, Intangible Asset, Indefinite-Lived (Excluding Goodwill), Statement of Income or Comprehensive Income [Extensible Enumeration]			Assets Impairment Charges	Assets Impairment Charges
change in fair value cryptocurrencies	40,036,253	5,638,988
Less: Cryptocurrencies, restricted	20,247,023		¥ 8,472,413		$ 2,851,734
End of the year	¥ 107,961,261	$ 15,206,026	¥ 66,341,653	$ 9,618,636
Balance of cryptocurrencies | shares	87,714,238				87,714,238
Cumulative Effect, Period of Adoption, Adjustment [Member]
Quantity
Accounting Standards Update [Extensible Enumeration]	ncty:AccountingStandardsUpdate202308Member	ncty:AccountingStandardsUpdate202308Member
End of the year	¥ 1,531,377
Bitcoins
Quantity
Beginning of the year | shares			542			393
Receipt from Mining, net | shares	851	851	604	604
Interest income | shares			0.01	0.01
Payments | shares	(4)	(4)	(10)	(10)
Sale for cash | shares	(375)	(375)	(30)	(30)
Sale for other cryptocurrencies | shares	(708)	(708)	(415)	(415)
End of the year | shares			542	542
Balance of cryptocurrencies | shares	268				268
Beginning of the year	¥ 60,576,929		¥ 77,693,877
Receipt of from Cryptocurrency mining	168,324,213		97,856,961
Interest income	3,757	$ 0.02	937
Payment for operating activities	(540,691)		(1,121,886)
Sale of cryptocurrencies for cash	(70,539,071)		(5,637,172)
Sale of cryptocurrencies for other cryptocurrencies	(140,307,791)		(64,062,260)
Realized gain on sale/exchange cryptocurrencies	40,610,729		11,078,688
Less: Impairment of cryptocurrencies			(55,232,216)
change in fair value cryptocurrencies	33,727,036
Less: Cryptocurrencies, restricted	11,443,970				$ 38
End of the year	¥ 92,205,041	$ 306	60,576,929
Balance of cryptocurrencies | shares	80,761,071				80,761,071
Net of service fee deducted by mining pool	¥ 5,003,875		¥ 3,126,644
Bitcoins | Cumulative Effect, Period of Adoption, Adjustment [Member]
Quantity
End of the year	¥ 349,930
Tether
Quantity
Beginning of the year | shares			4,210			1,321,342
Purchase of cryptocurrencies by cash | shares			995,000	995,000
Additional from exchange of other cryptocurrencies | shares			7,207,317	7,207,317
Interest income | shares			1,804	1,804
Proceeds from sale of mining machines | shares	553,836	553,836	390,240	390,240
Payments | shares	(21,653,238)	(21,653,238)	(9,788,568)	(9,788,568)
Sale for other cryptocurrencies | shares			(122,925)	(122,925)
End of the year | shares			4,210	4,210
Balance of cryptocurrencies | shares	218,390				218,390
Beginning of the year	¥ 29,318		¥ 8,424,472
Purchase of cryptocurrencies by cash			6,315,981
Additions from exchange of other cryptocurrencies	149,729,252	$ 21,301,249	49,312,505
Interest income	86,461	12,333	11,711
Proceeds from disposal of mining machines	3,914,910		2,644,929
Payment for operating activities	(152,548,249)		(65,777,411)
Sale of cryptocurrencies for other cryptocurrencies			(791,820)
Exchange gain or loss for RMB/USD translation	335,101		(111,049)
End of the year	¥ 1,546,793	$ 218,390	¥ 29,318
Balance of cryptocurrencies | shares	1,546,793				1,546,793
Ethereum
Quantity
Beginning of the year | shares			706
Receipt from Mining, net | shares	42	42	770	770
Additional from exchange of other cryptocurrencies | shares			222	222
Interest income | shares	2	2	0.1	0.1
Payments | shares	(7)	(7)	(255)	(255)
Sale for other cryptocurrencies | shares	(663)	(663)	(31)	(31)
End of the year | shares			706	706
Balance of cryptocurrencies | shares	80				80
Beginning of the year	¥ 4,924,572
Receipt of from Cryptocurrency mining	433,443		¥ 10,170,837
Additions from exchange of other cryptocurrencies			4,087,824
Interest income	20,967		1,019
Payment for operating activities	(69,134)		(6,015,430)
Sale of cryptocurrencies for other cryptocurrencies	(8,715,982)		(579,684)
Realized gain on sale/exchange cryptocurrencies	2,225,201		(213,941)
Less: Impairment of cryptocurrencies			(2,526,053)
change in fair value cryptocurrencies	1,538,410
End of the year	¥ 1,302,324	$ 80	¥ 4,924,572
Balance of cryptocurrencies | shares	1,302,324				1,302,324
Ethereum | Cumulative Effect, Period of Adoption, Adjustment [Member]
Quantity
End of the year	¥ 944,847
Filecoin
Quantity
Beginning of the year | shares			48,800
Receipt from Mining, net | shares	71,035	71,035	13,970	13,970
Interest income | shares	679	679	30	30
Proceeds from sale of mining machines | shares	153,000	153,000
Payments | shares	(225)	(225)	(200)	(200)
End of the year | shares			48,800	48,800
Balance of cryptocurrencies | shares	86,906				86,906
Beginning of the year	¥ 808,711
Receipt of from Cryptocurrency mining	2,262,270		¥ 573,306
Interest income	20,064		1,576
Proceeds from disposal of subsidiaries	4,815,622		1,110,927	$ 35,000
Payment for operating activities	(7,379)		(11,111)
Less: Impairment of cryptocurrencies			(865,987)
change in fair value cryptocurrencies	4,770,807
Less: Cryptocurrencies, restricted	8,803,053				$ 186,383
End of the year	¥ 12,907,103	$ 273,289	808,711
Balance of cryptocurrencies | shares	4,104,050				4,104,050
Net of expenses	¥ 0		¥ 783,295
Filecoin | Cumulative Effect, Period of Adoption, Adjustment [Member]
Quantity
End of the year	¥ 237,008
Binance Coin
Quantity
Beginning of the year | shares			1
Additional from exchange of other cryptocurrencies | shares			1	1
Payments | shares	(1)	(1)
End of the year | shares			1	1
Beginning of the year	¥ 2,123
Additions from exchange of other cryptocurrencies			¥ 2,123
Payment for operating activities	(1,643)
Exchange gain or loss for RMB/USD translation	(72)
End of the year			¥ 2,123
Binance Coin | Cumulative Effect, Period of Adoption, Adjustment [Member]
Quantity
End of the year	¥ (408)
USDC
Quantity
Additional from exchange of other cryptocurrencies | shares			2,233,639	2,233,639
Payments | shares			(2,220,533)	(2,220,533)
Sale for other cryptocurrencies | shares			(13,106)	(13,106)
Additions from exchange of other cryptocurrencies			¥ 15,039,436
Payment for operating activities			(14,954,731)
Sale of cryptocurrencies for other cryptocurrencies			(89,815)
Exchange gain or loss for RMB/USD translation			¥ 5,110
APE
Quantity
Additional from exchange of other cryptocurrencies | shares			903	903
Payments | shares			(903)	(903)
Additions from exchange of other cryptocurrencies			¥ 140,252
Payment for operating activities			¥ (140,252)